Collateralized transactions - Maturity analysis of repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2016	Mar. 31, 2016
Offsetting Liabilities [Line Items]
Repurchase agreements	[1],[2]	¥ 33,596	¥ 30,821
Securities lending transactions	[1],[2]	2,550	2,260
Total gross recognized liabilities	[2]	36,146	33,081
Overnight and open
Offsetting Liabilities [Line Items]
Repurchase agreements	[3]	13,929	12,271
Securities lending transactions	[3]	1,416	1,264
Total gross recognized liabilities	[2],[3]	15,345	13,535
Up to 30 days
Offsetting Liabilities [Line Items]
Repurchase agreements		16,323	14,713
Securities lending transactions		724	751
Total gross recognized liabilities	[2]	17,047	15,464
30 - 90 days
Offsetting Liabilities [Line Items]
Repurchase agreements		1,837	2,109
Securities lending transactions		280	131
Total gross recognized liabilities	[2]	2,117	2,240
90 days - 1 year
Offsetting Liabilities [Line Items]
Repurchase agreements		1,070	1,229
Securities lending transactions		130	102
Total gross recognized liabilities	[2]	1,200	1,331
Greater than 1 year
Offsetting Liabilities [Line Items]
Repurchase agreements		437	499
Securities lending transactions			12
Total gross recognized liabilities	[2]	¥ 437	¥ 511

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2016, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \940 billion and \2,176 billion, respectively. As of March 31, 2016, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,162 billion and \186 billion, respectively. As of September 30, 2016, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,388 billion and \2,419 billion, respectively. As of September 30, 2016, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \979 billion and \226 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing - Securities sold under agreements to repurchase and Collateralized financing - Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.